Principal Accounting Policies - Value-added tax and related surcharges (Details) - CNY (¥) ¥ in Millions	12 Months Ended			102 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2027
Value-added tax and related surcharges
Applicable rate of VAT (in percent)	6.00%	6.00%	6.00%
Education Surcharge Tax Rate On Value Added Tax Paid	3.00%
VAT and related surcharges	¥ 50.7	¥ 54.6	¥ 49.5
Minimum
Value-added tax and related surcharges
Urban maintenance and construction tax rate (in percent)	5.00%
Local education surcharge tax rate on value added tax paid	1.00%
Maximum
Value-added tax and related surcharges
Urban maintenance and construction tax rate (in percent)	7.00%
Local education surcharge tax rate on value added tax paid	2.00%
Scenario forecast
Value-added tax and related surcharges
Applicable tax rate of cultural development fee for net advertising revenues				1.50%